SUN CAPITAL ADVISERS TRUST

SC Goldman Sachs Mid Cap Value Fund

Supplement dated October 19, 2011

To the Initial Class and Service Class Prospectuses, each dated May 1, 2011

This supplement announces the retirement of Katinka Domotorffy, portfolio manager of the SC Goldman Sachs Mid Cap Value Fund (the “Fund”), effective December 31, 2011.  Additionally, this supplement replaces the other two named portfolio managers on the Fund, effective immediately.

a)  Effective December 31, 2011, Katinka Domotorffy will retire from Goldman Sachs Asset Management, L.P. and no longer have portfolio management responsibilities with respect to the Fund.  Therefore, all references to Katinka Domotorffy in the Initial Class and Service Class Prospectuses are deleted as of January 1, 2012.

b)  Effective immediately, the other two named portfolio managers of the Fund, Andrew Alford and William J. Fallon, no longer have portfolio management responsibilities with respect to the Fund.  Therefore, all references to Andrew Alford and William J. Fallon in the Initial Class and Service Class Prospectuses are hereby deleted.

c)  Effective Immediately, the following is hereby added to the table in the section in the Initial Class and Service Class Prospectuses captioned “Portfolio Management” for the Fund on page 46 of the Initial Class Prospectus and page 47 of the Service Class Prospectus:

Portfolio Managers:
	Title with the Subadviser	Manager Since
Ronald Hua, CFA	Managing Director, CIO of Equity Alpha Strategies for Quantitative Investment Strategies team	2011
Len Ioffe, CFA	Managing Director	2011

d)  Effective Immediately, the following is hereby added to the portfolio manager information for the Fund under “About the Portfolio Managers” on page 115 in the Initial Class Prospectus and page 112 in the Service Class Prospectus:

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Goldman Sachs Mid Cap Value Fund (Managed using a team-based approach. Mr. Hua and Mr. Ioffe share oversight responsibility for the computer optimized	Ronald Hua, CFA	2011
Managing Director, CIO of Equity Alpha
Strategies for GSAM’s Quantitative
Investment Strategies (“QIS”)
team since 2011.  Prior to that, CIO
and Head of Research for Equity
Investments at PanAgora Asset
Management (2004-2011).

portfolio management process.)	Len Ioffe, CFA	2011	Managing Director since 2004 and Portfolio Manager on the QIS team since 1996. Joined GSAM as an associate in 1995.